Provisions - Summary of Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	$ 13,462,000	$ 5,142,000
Recognised on acquisition of subsidiary	16,000,000
Additional provision in the year	8,708,000	7,877,000
Transfer to trade and other payables		2,182,000
Release of provision in the year	(8,773,000)	(815,000)
Utilized provision in the period	(6,249,000)
Foreign exchange	556,000	(924,000)
Provisions, Ending balance	23,704,000	13,462,000
Dilapidations Provision
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	2,515,000	2,165,000
Additional provision in the year	1,015,000	1,263,000
Release of provision in the year	(190,000)	(815,000)
Utilized provision in the period	(20,000)
Foreign exchange	32,000	(98,000)
Provisions, Ending balance	3,352,000	2,515,000
Share Based Payments Employment Taxes Provision
Disclosure Of Other Provisions [Line Items]
Provisions, Beginning balance	10,947,000	2,977,000
Additional provision in the year	6,820,000	6,614,000
Transfer to trade and other payables	5,729,000	2,182,000
Release of provision in the year	(4,583,000)
Utilized provision in the period	(5,729,000)
Foreign exchange	524,000	(826,000)
Provisions, Ending balance	7,979,000	$ 10,947,000
Provision for Witholding Taxes
Disclosure Of Other Provisions [Line Items]
Recognised on acquisition of subsidiary	16,000,000
Release of provision in the year	(4,000,000)
Utilized provision in the period	(500,000)
Provisions, Ending balance	11,500,000
Other Provisions
Disclosure Of Other Provisions [Line Items]
Additional provision in the year	873,000
Provisions, Ending balance	$ 873,000